Preference Shares - Conversion of Stock (Details)	Jun. 01, 2020 shares
Series H
Conversion of Stock [Line Items]
Number of shares converted (in shares)	267,341
Number of shares issued for each share of convertible preferred stock (in shares)	1
Series I
Conversion of Stock [Line Items]
Number of shares converted (in shares)	907,577
Number of shares issued for each share of convertible preferred stock (in shares)	1